Commitments - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2007	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of commitments [line items]
Amount expected to be incurred			$ 724
Expected period			1 year	1 year
Amount on lease rentals			$ 118		$ 113
Royalty expense			370		453
Within one year [member]
Disclosure of commitments [line items]
Amount expected to be incurred			638
Within two to five years [member]
Disclosure of commitments [line items]
Amount expected to be incurred			86
Office premises [member]
Disclosure of commitments [line items]
Amount on lease rentals			13		13
Mining equipment [member]
Disclosure of commitments [line items]
Amount on lease rentals			66		60
Rail facilities [member]
Disclosure of commitments [line items]
Amount on lease rentals			6		12
Road and port facilities [member]
Disclosure of commitments [line items]
Amount on lease rentals			$ 33		28
Trail Operations [member]
Disclosure of commitments [line items]
Purchase commitment per year				$ 75
Purchase commitment percentage increase per year			2.00%	2.00%
QB2 [member]
Disclosure of commitments [line items]
Amount expected to be incurred			$ 562
Steelmaking Coal Operations [member]
Disclosure of commitments [line items]
Amount expected to be incurred			113
Antamina [member]
Disclosure of commitments [line items]
Amount expected to be incurred			$ 49
Ownership interest in joint operation			22.50%	22.50%
Royalty percentage			7.40%	7.40%
Royalty expense			$ 25		$ 28
Red Dog Road and Port lease [member] | Over Next Four Years [member]
Disclosure of commitments [line items]
Minimum annual user fee				$ 18
Red Dog Road and Port lease [member] | Over next eighteen years [member]
Disclosure of commitments [line items]
Minimum annual user fee				6
Red Dog Road and Port lease [member] | Over twenty two years [member]
Disclosure of commitments [line items]
Total remaining user fee				$ 173
Red Dog Royalty [member]
Disclosure of commitments [line items]
Royalty percentage	35.00%	25.00%	35.00%	35.00%
Maximum net proceeds of production royalty			50.00%	50.00%
Increase in net proceeds of production royalty			5.00%	5.00%
Royalty expense				$ 252		$ 324
Top of range [member]
Disclosure of commitments [line items]
Capital expenditure commitments expected period			5 years	5 years
Lease term			17 years	17 years
Bottom of range [member]
Disclosure of commitments [line items]
Capital expenditure commitments expected period			2 years	2 years